CONVERTIBLE PROMISSORY NOTES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Convertible Promissory Notes Details
Beginning Balance	$ 395,373	$ 639,824
Issuances (Net of Transaction Costs)	1,391,759	52,725
Repayments	(130,498)	(13,841)
Conversions	(102,128)	(304,386)
Interest Accrual	27,989	21,051
Ending Balance	$ 1,582,495	$ 395,373